Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment [Line Items]
Property and Equipment
4.	Property and Equipment

Property and equipment as of September 30, 2021 and December 31, 2020 consisted of the following:

	September 30,	December 31,
	2021	2020
Computers and office equipment	$139,381	$41,564
Vehicles	200,844	189,906
Leasehold improvements	6,113	6,113
Software	415,774	366,773
Machinery and equipment	74,798	74,798
Total	836,910	679,154
Less: accumulated depreciation	(486,185)	(295,045)
Equipment, net	$350,725	$384,109

During the nine months ended September 30, 2021 and 2020, the Company recorded depreciation expense of $110,277 and $74,608, respectively.

Spectrum Global Solutions, Inc. [Member]
Property and Equipment [Line Items]
Property and Equipment
4.	Property and Equipment

Property and equipment as of December 31, 2020 and 2019 consisted of the following:

	December 31,	December 31,
	2020	2019
Computers and office equipment	$217,155	$209,395
Vehicles	58,635	58,635
Leasehold improvements	21,885	21,885
Total	297,675	289,915
Less: accumulated depreciation	(283,489)	(280,217)
Equipment, net	$14,186	$9,698

During the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $3,272 and $1,720, respectively.